BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2023
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies	Basis of Presentation and Summary of Significant Accounting Policies
Statement of Compliance — The accompanying interim condensed consolidated financial statements have been prepared by management of the Company in accordance with the rules and regulations of the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements prepared in accordance with IFRS as issued by the IASB and should be read in conjunction with the Company’s annual consolidated financial statements, included in GLOBALFOUNDRIES' Annual Report on Form 20-F for the year ended December 31, 2022.

The interim condensed consolidated financial statements were authorized by the Audit, Risk and Compliance Committee of GLOBALFOUNDRIES’ Board of Directors on August 08, 2023, to be issued and subsequent events have been evaluated for their potential effect on the interim condensed consolidated financial statements through August 09, 2022.

Significant Accounting Judgments, Estimates and Assumptions — The preparation of financial statements in accordance with International Accounting Standards (“IAS”) 34, Interim Financial Reporting, requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. In the opinion of management, all adjustments, consisting solely of normal recurring adjustments necessary for a fair presentation of the financial information for the periods indicated, have been included. The results for the three and six months ended June 30, 2023 are not necessarily indicative of the results that may be expected for the year ending December 31, 2023.

Significant Accounting Policies — Except as set forth below, the accounting policies (including accounting judgements, estimates and assumptions) adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Company's annual audited consolidated financial statements contained in our Annual Report on Form 20-F for the year ended December 31, 2022.
Property, Plant and Equipment — We periodically assess the estimated useful lives of property, plant and equipment. As a result of a review completed in April 2023, the Company concluded the estimated maximum useful life of certain buildings should be increased from 26 years to 50 years. This change in estimate was applied prospectively, effective beginning in the first quarter of 2023. The impact of the change in estimated useful lives of certain buildings resulted in an increase to net income before income taxes by $22 million and $23 million for the three and six months ended June 30, 2023.

Recent Accounting Pronouncements, Adopted:

Amendments to IFRS 9, IAS 39, IFRS 7 and IFRS 16 Interest Rate Benchmark Reform (“IBOR reform”)

As of June 30, 2023, the Company has completed the transition of the affected rates on borrowings from USD London Interbank Offered Rate ("LIBOR") to Term Secured Overnight Financing Rate ("SOFR") and assessed the changes to be economically equivalent in accordance with IFRS 9. Any future impact has been deemed to be immaterial to the Company.